Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	$ 800	$ 300
Expense relating to variable lease payments not included in measurement of lease liabilities	1,700	3,000
Cost of sales	900	1,800
Selling and administrative expenses	320,444	147,931
Interest expense on lease liabilities	3,398	3,029
Cash outflow for leases	21,700	20,500
Selling, general and administrative expense [member]
Statements [Line Items]
Selling and administrative expenses	$ 800	$ 1,200